19. LOANS AND FINANCING	12 Months Ended
Dec. 31, 2018
Loans And Financing
LOANS AND FINANCING
	Charges (p.a.)	Weighted average interest rate (p.a.)	WAMT (1)	Current	Non-current	12.31.18	Captured	Transfer - held for sale (2)	Amortization	Interest paid	Interest accrued	Exchange rate variation	Current	Non-current	12.31.17
Local currency

Working capital	'Fixed rate / 118% of CDI (7.79% on 12.31.17)	7.78% (7.79% on 12.31.17)	1.7	1,695.4	4,167.6	5,863.0	4,431.1	-	(1,235.9)	(149.7)	262.1	-	1,631.5	923.9	2,555.4

Certificate of agribusiness receivables	96.40% of CDI / IPCA + 5,90% (96.51% of CDI / IPCA + 5,90% on 12.31.17)	6.08% (7.41% on 12.31.17)	1.6	1,114.9	1,482.6	2,597.5	-	-	(997.0)	(223.1)	246.0	-	1,097.9	2,473.8	3,571.7

Development bank credit lines	Fixed rate / Selic / TJLP + 1.25% (Fixed rate / Selic / TJLP + 1.48% on 12.31.17)	6.16% (6.78% on 12.31.17)	1.1	220.4	44.1	264.5	-	-	(315.1)	(20.3)	29.9	-	313.3	256.8	570.1

Bonds	(7.75% on 12.31.17)	(7.75% on 12.31.17)	-	-	-	-	-	-	(500.0)	(19.4)	15.6	-	503.8	-	503.8

Export credit facility	109.45% of CDI (100.35% on 12.31.17)	9.02% (6.91% on 12.31.17)	3.2	39.3	1,586.0	1,625.3	1,621.1	-	(1,850.0)	(188.7)	153.7	-	39.2	1,850.0	1,889.2

Special program asset restructuring	Fixed rate / IGPM + 4.90% (Fixed rate / IGPM + 4.90% on 12.31.17)	12.45% (4.36% on 12.31.17)	1.4	3.8	269.7	273.5	-	-	-	(8.1)	32.2	-	3.5	245.8	249.3

Fiscal incentives	2.40% (2.40% on 12.31.17)	2.40% (2.40% on 12.31.17)	0.5	3.3	-	3.3	57.2	-	(57.5)	(0.4)	0.5	-	3.6	-	3.6

				3,077.1	7,550.0	10,627.1	6,109.4	-	(4,955.5)	(609.7)	740.0	-	3,592.8	5,750.3	9,343.1

Foreign currency

Bonds	4.07% (4.08% on 12.31.17) + e.r. US$ and EUR	4.07% (4.08% on 12.31.17) + e.r. US$ and EUR	4.8	99.5	9,646.9	9,746.4	-	(87.1)	(14.8)	(466.6)	506.5	1,278.5	105.1	8,424.8	8,529.9

Export credit facility	LIBOR + 0.25% (LIBOR + 1.85% on 12.31.17) + e.r. US$	2.47% (3.35% on 12.31.17) + e.r. US$	0.8	998.7	384.5	1,383.2	8.4	-	(1,067.4)	(75.9)	67.6	299.7	953.5	1,197.2	2,150.7

Advances for foreign exchange rate contracts	4.67% + e.r. US$	4.67% + e.r. US$	0.8	214.2	-	214.2	208.5	-	-	-	1.1	4.6	-	-	-

Development bank credit lines	(UMBNDES + 1.73% on 12.31.17) + e.r. US$ and other currencies	(6.22% on 12.31.17) + e.r. US$ and other currencies	-	-	-	-	-	-	(3.9)	(0.2)	0.5	-	2.6	1.0	3.6

Working capital	46.84% (23.10% on 12.31.17) + e.r. ARS / + e.r US$	46.84% (23.10% on 12.31.17) + e.r. ARS / + e.r US$	-	-	-	-	813.3	(68.7)	(898.3)	(3.6)	46.0	(56.6)	128.2	39.7	167.9

Working capital	21.91% (15.95% on 12.31.17) + e.r TRY	21.91% (15.95% on 12.31.17) + e.r TRY	0.7	157.9	36.7	194.6	193.1	-	(216.6)	(21.1)	35.9	(46.1)	249.2	-	249.2

				1,470.3	10,068.1	11,538.4	1,223.3	(155.8)	(2,201.0)	(567.4)	657.6	1,480.1	1,438.6	9,662.7	11,101.3
				4,547.4	17,618.1	22,165.5	7,332.7	(155.8)	(7,156.5)	(1,177.1)	1,397.6	1,480.1	5,031.4	15,413.0	20,444.4

(1)	Weighted average maturity in years.
(2)	Amounts transferred to discontinued operations (note 12).

	Encargos (a.a.)	Taxa média ponderada de juros (a.a.)	PMPV	Circulante	Não Circulante	Saldo 31.12.17	Tomado	Combinação de negócios	Amortização	Juros pagos	Juros apropriados	Variação cambial	Atualização Monetária	Circulante	Não Circulante	Saldo 31.12.16
Moeda nacional

Capital de giro	7,79% (8,90% em 31.12.16)	7,79% (8,90% em 31.12.16)	0.8	1,631.5	923.9	2,555.4	3,579.4	-	(2,401.0)	(162.2)	213.0	-	-	1,326.1	-	1,326.1

Certificado de recebíveis do agronegócio	96,51% do CDI / IPCA + 5,90% (96,50% do CDI / IPCA + 5,90% em 31.12.16)	7,41% (13,43% em 31.12.16)	2.4	1,097.9	2,473.8	3,571.7	780.0	-	(779.2)	(393.8)	334.6	-	-	168.1	3,462.0	3,630.1

Linhas de crédito de bancos de desenvolvimento	Taxa fixa/Selic/ TJLP + 1,48% (Taxa fixa/Selic/ TJLP + 0,75% em 31.12.16)	6,78% (7,93% em 31.12.16)	1.7	313.3	256.8	570.1	62.4	-	(403.8)	(37.3)	47.4	0.2	20.1	381.3	499.7	881.0

Bonds	7,75% (7,75% em 31.12.16)	7,75% (7,75% em 31.12.16)	0.4	503.8	-	503.8	-	-	-	(38.8)	46.4	-	(6.8)	4.1	498.8	502.9

Linhas de crédito de exportação	100,35% do CDI (13,68% em 31.12.16)	6,91% (13,68% em 31.12.16)	1.2	39.2	1,850.0	1,889.2	-	-	-	(214.3)	181.2	-	-	72.3	1,850.0	1,922.3

Programa especial de saneamento de ativos	Taxa fixa / IGPM + 4,90% (Taxa fixa / IGPM + 4,90% em 31.12.16)	4,36% (12,09% em 31.12.16)	2.2	3.5	245.8	249.3	-	-	-	(8.1)	9.7	(1.7)	(2.2)	3.5	248.0	251.5

Outras dívidas garantidas	(8,50% em 31.12.16)	(8,50% em 31.12.16)	-	-	-	-	-	-	(129.9)	(8.9)	9.2	-	-	32.3	97.3	129.6

Incentivos fiscais	2,40% (2,40% em 31.12.16)	2,40% (2,40% em 31.12.16)	0.5	3.6	-	3.6	34.4	-	(30.9)	(0.2)	0.2	-	-	0.1	-	0.1

				3,592.8	5,750.3	9,343.1	4,456.2	-	(3,744.8)	(863.6)	841.7	(1.5)	11.1	1,987.8	6,655.8	8,643.6

Moeda estrangeira

Bonds	4,08% (4,71% em 31.12.16) + v.c. US$, EUR e ARS	4,08% (4,71% em 31.12.16) + v.c. US$, EUR e ARS	6.0	105.1	8,424.8	8,529.9	77.1	-	(396.0)	(382.0)	410.4	326.7	-	489.2	8,004.4	8,493.6

Linhas de crédito de exportação	LIBOR + 1,85% (LIBOR + 2,71% em 31.12.16) + v.c. US$	3,35% (3,85% em 31.12.16) + v.c. US$	2.2	953.5	1,197.2	2,150.7	3,576.0	-	(2,981.2)	(98.5)	105.5	238.3	-	312.2	998.4	1,310.6

Adiantamentos de contratos de câmbio	(2,39% em 31.12.16) + v.c. US$	(2,39% em 31.12.16) + v.c. US$	-	-	-	-	4.1	-	(203.4)	(4.7)	0.3	(9.1)	-	212.8	-	212.8

Linhas de crédito de bancos de desenvolvimento	UMBNDES + 1,73% (UMBNDES + 2,10% em 31.12.16) + v.c. US$ e outras moedas	6,22% (6,24% em 31.12.16) + v.c. US$ e outras moedas	1.0	2.6	1.0	3.6	-	-	(5.9)	(0.4)	1.2	(0.3)	-	5.9	3.0	8.9

Capital de giro	23,10% (14,28% em 31.12.16) + v.c. ARS /+ v.c. US$	23,10% (14,28% em 31.12.16) + v.c. ARS /+ v.c.US$	1.5	128.2	39.7	167.9	1,584.8	-	(1,629.4)	(19.8)	59.2	(119.7)	-	236.9	55.8	292.7

Capital de giro	15,95% + v.c TRY	15,95% + v.c TRY	0.1	249.2	-	249.2	-	389.2	(40.6)	-	5.1	(104.3)	-	-	-	-

				1,438.6	9,662.7	11,101.3	5,242.0	389.2	(5,256.5)	(505.4)	581.7	331.6	-	1,257.0	9,061.6	10,318.6
				5,031.4	15,413.0	20,444.4	9,698.2	389.2	(9,001.3)	(1,369.0)	1,423.4	330.1	11.1	3,244.8	15,717.4	18,962.2

19.1.	Working capital

Rural credit: The Company and its subsidiaries entered into rural credit loans with several commercial banks, under a Brazilian Federal government program that promotes investments in rural activities.

Working capital in foreign currency: Refers to credit lines taken from financial institutions and utilized primarily to short term working capital and import operations of subsidiaries located in Turkey. The loans are denominated in Turkish Lira with maturity in 2019 and 2020.

19.2.	Agribusiness receivables certificates (“CRA”)

On April 19, 2016, the Company completed the CRA issuance related to the public distribution offering of the 1st series of the 9th Issue by Octante Securitizadora S.A. (“Securitization Company”) in the amount of R$1,000.0 net of interest, which will mature on April 19, 2019 and were issued with a coupon of 96.50% p.a. of the DI rate, payable every each 9 months. The CRAs arise from the Company’s exports contracted with BRF Global GmbH and were assigned and/or promised to the Securitization Company.

On December 16, 2016, the Company completed the CRA issuance related to the public distribution offering of the 1st and 2nd series of the 1st Issue by Vert Companhia Securitizadora, in the amount of R$1,500.0 net of interest. The 1st series CRA were issued with a coupon of 96.00% p.a. of the DI rate, with will mature on December 16, 2020 and payable every each 8 months. The 2nd series CRA were issued with a coupon of 5.8970% p.a. updated by the Amplified Consumer Price Index (“IPCA”), with will mature on December 18, 2023 and with interest payable every each 16 or 18 months. The CRAs arise from the Company’s exports contracted with BRF Global GmbH and BRF Foods GmbH.

19.3.	Development bank credit lines

The Company and its subsidiaries have several outstanding obligations with National Bank for Economic and Social Development (“BNDES”). The loans were obtained for the acquisition of equipment and expansion of productive facilities.

FINEM: Credit lines of Financing for Enterprises ("FINEM") which are subject to the variations of UMBNDES, TJLP and SELIC currency basket. The values of principal and interest are paid in monthly installments, with maturities between 2019 and 2020 and are secured by pledge of equipment, facilities and mortgage on properties owned by the Company.

FINEP: Credit lines of Financial of Studies and Projects (“FINEP”) obtained with reduced charges for projects of research, development and innovation, with maturity in 2019.

19.4.	Bonds

BFF Notes 2020: On January 28, 2010, BFF International Limited issued senior notes in the total value of US$750.0, whose notes are guaranteed by BRF, with a nominal interest rate of 7.25% p.a. and effective rate of 7.54% p.a. maturing on January 28, 2020. On June 20, 2013, the amount of US$120.7 of these senior notes was exchanged by Senior Notes BRF 2023 and on May 15, 2014, the amount of US$409.6 was repurchased with part of the proceeds obtained from the Senior Notes BRF 2024. On May 28, 2015, the Company concluded a Tender Offer, in amount of US$101.4, such that the outstanding balance amounted to US$118.3 and the premium paid, net of interest, was US$16.0 (equivalent of R$52.0). On September 14, 2016, the Company concluded a Tender Offer, in amount of US$32.2 (equivalent of R$104.9), being the premium paid, net of interest, was US$4.1 (equivalent of R$13.4). The premium paid to holders of existing bonds was recorded as a financial expense.

Senior Notes BRF2022: On June 6, 2012, BRF issued senior notes of US$500.0, with nominal interest rate of 5.88% p.a. and an effective rate of 6.00% p.a. maturing on June 6, 2022. On June 26, 2012, the Company reopened this transaction for an additional amount of R$250.0, with nominal interest rate of 5.88% p.a. and effective rate of 5.50% p.a. On May 28,2015, the Company concluded a Tender Offer, in amount of US$577.1, such that the outstanding balance amounted to US$172.9 and the premium paid, net of interest, was US$79.4 (equivalent of R$258.6). On September 14, 2016, the Company concluded a Tender Offer, in amount of US$54.2 (equivalent of R$176.7), being the premium paid, net of interest, was US$5.7 (equivalent of R$18.6). The premium paid to holders of existing bonds was recorded as a financial expense.

Senior Notes BRF 2022 (“Green Bonds”): On May 29, 2015, BRF concluded a Senior Notes offer of 7 (seven) year in the total amount of EUR500.0, which will mature on May 03, 2022 (“Senior Notes BRF 2022”), issued with a coupon (interest) of 2.75% p.a. (yield to maturity 2.822%), payable annually beginning on June 03, 2016.

Senior Notes BRF 2023: On May 15, 2013, BRF completed international offerings of 10 year bonds in the aggregate amount of US$500.0 (the “USD Bonds”), which will mature on May 22, 2023 (“Senior Notes BRF 2023”), issued with a coupon (interest) of 3.95% per year (yield to maturity 4.135%), payable semi-annually beginning on November 22, 2013.

Senior Notes BRF 2024: On May 15, 2014, BRF completed international offerings of 10 year bonds in the aggregate amount of US$750.0 (the “USD Bonds”), which will mature on May 22, 2024 (“Senior Notes BRF 2024”), issued with a coupon (interest) of 4.75% p.a. (yield to maturity 4.952%), payable semi-annually beginning on November 22, 2014.

Senior Notes BRF 2026: On September 29, 2016, BRF through its wholly-owned subsidiary BRF GmbH concluded a Senior Notes offer of 10 years duration in the total amount of US$500.0, with will mature on September 29, 2026, issued with a coupon (interest) of 4.35% p.a. (yield to maturity de 4.625%), payable semi-annually beginning on March 29, 2017.

19.5.	Export credit facilities

Export prepayments: Under the terms of each of these credit facilities, the Company entered into loans which must be evidenced subsequently by the trade accounts receivable related to the exports of its products, with maturities between 2019 and 2023.

Commercial credit lines: Denominated in Euros with quarterly interest payments and principal maturing in 2019 and are utilized for purchases of imported raw materials and other working capital needs.

19.6.	Special Program Asset Recovery (“PESA”)

The Company has a loan facility obtained through the Special Program for Asset Recovery (“Programa Especial de Saneamento de Ativos”) promoted by the federal government and securitized by commercial financial institutions. Such loan facility is subject to the variations of the General Market Price Index (“IGPM”) plus interest of 4.90% p.a. The principal is payable in a single installment with maturity date in 2020, being secured by endorsements and pledges of public debt securities (note 15).

19.7.	Rotative credit line (“Revolver Credit Facility”)

With the purpose of improving its financial liquidity, the Company and its wholly-owned subsidiary BRF Global GmbH obtained a credit line Revolving Credit Facility ("Revolver Credit Facility") in the amount of US$1,000.0, with a maturity date in May 2019, from a syndicate comprised of 28 banks. The transaction was structured to allow the Company to utilize the credit line at any time, during the contracted period. On December 31, 2018 the line was available but not used and it was terminated on February 22, 2019.

19.8.	Loans and financing maturity schedule

The maturity schedule of the loans and financing balances is as follows:

12.31.18
2019	4,555.9
2020	3,395.4
2021	2,936.0
2022	3,072.7
2023	3,399.9
2024 onwards	4,805.6
22,165.5

19.9.	Guarantees

	12.31.18	12.31.17
Total of loans and financing	22,165.5	20,444.4
Mortgage guarantees	267.8	577.2
Related to FINEM-BNDES	217.6	462.8
Related to tax incentives and other	50.2	114.4

The Company is the guarantor of a loan obtained by Instituto Sadia de Sustentabilidade from the BNDES. The loan was obtained with the purpose of allowing the implementation of biodigesters in the farms of the outgrowers which take part in the Company´s integration system, targeting the reduction of the emission of Greenhouse Gases. The value of these guarantees on December 31, 2018 totaled R$6.0 (R$17.3 as of December 31, 2017).

The Company is the guarantor of loans related to a special program, which aimed the local development of outgrowers in the central region of Brazil. The proceeds of such loans are utilized by the outgrowers to improve farm conditions and will be paid by them in 10 years, taking as collateral the land and equipment acquired by the outgrowers through this program. The value of these guarantees on December 31, 2018 totaled R$29.8 (R$87.1 as of December 31, 2017).

On December 31, 2018, the Company contracted bank guarantees in the amount of R$784.0 (R$1,477.8 as of December 31, 2017) offered mainly in litigations involving the Company´s use of tax credits. These guarantees have an average cost of 1.57% p.a. (1.09% p.a. as of December 31, 2017).

19.10.	Commitments

In the normal course of the business, the Company enters into agreements with third parties for the purchase of raw materials with future delivery, mainly of corn and soymeal. The agreed prices in these agreements can be fixed or to be fixed. The Company enters into other agreements, such as electricity, packaging supplies and manufacturing activities. The amount of the agreements at the date of these financial statements are set forth below:

12.31.18
2019	4,338.1
2020	527.8
2021	257.5
2022	158.9
2023	111.6
2024 onwards	315.0
5,708.9